Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
Opening amount			£ 247,059	£ 254,439
Additions			5,045	3,210
Depreciation charge	£ (3,066)	£ (3,167)	(6,259)	(6,466)
Closing amount	245,845	251,183	245,845	251,183
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			390,824	388,863
Closing amount	395,869	389,337	395,869	389,337
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(143,765)	(134,424)
Closing amount	(150,024)	(138,154)	(150,024)	(138,154)
Property
Reconciliation of changes in property, plant and equipment
Opening amount			219,120	214,465
Additions			2,142	423
Transfers				7,366
Depreciation charge			(1,695)	(1,743)
Closing amount	219,567	220,511	219,567	220,511
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			278,987	270,900
Closing amount	281,129	278,689	281,129	278,689
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(59,867)	(56,435)
Closing amount	(61,562)	(58,178)	(61,562)	(58,178)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			5,345	5,761
Additions			989	1,119
Transfers			232
Depreciation charge			(1,587)	(1,613)
Closing amount	4,979	5,267	4,979	5,267
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			38,309	38,222
Closing amount	39,559	37,248	39,559	37,248
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(32,964)	(32,461)
Closing amount	(34,580)	(31,981)	(34,580)	(31,981)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			22,594	34,213
Additions			1,914	1,668
Transfers			(232)	(7,366)
Depreciation charge			(2,977)	(3,110)
Closing amount	21,299	25,405	21,299	25,405
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			73,528	79,741
Closing amount	75,181	73,400	75,181	73,400
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(50,934)	(45,528)
Closing amount	£ (53,882)	£ (47,995)	£ (53,882)	£ (47,995)